Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 20,400,949	$ 21,707,080
Accrued other expenses	10,034,409	2,602,292
Accrued payroll expenses	3,797,784	1,952,853
Accounts payable and accrued liabilities	$ 34,233,142	$ 26,262,225